IFRS 7 - Disclosure - Credit Risk - Summary of Industry-wide Breakdown of Business and Government Exposure (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 756,150	$ 715,622
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,550	7,770
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	406,903	363,583
Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	691,864	663,639
Advanced Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	351,600	316,610
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Commercial mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	352	625
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	140,398	142,431
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Retail and wholesale [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,142	8,360
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Business services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	11,382	10,658
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Manufacturing capital goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,898	5,407
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Manufacturing consumer goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,024	5,238
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Real estate and construction [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	44,921	41,028
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Agriculture [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,575	7,319
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Oil And Gas [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	21,813	20,258
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Mining [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,326	5,668
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Forest products [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,324	1,145
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Hardware and software [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,751	1,353
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Telecommunications and cable [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,234	2,667
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Broadcasting, publishing and printing [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	801	721
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,877	7,083
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	15,747	12,095
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Education, health and social services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,573	3,883
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	62,462	$ 40,671
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	182,169
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Commercial mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	352
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	38,209
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Retail and wholesale [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,812
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Business services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7,870
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Manufacturing capital goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,004
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Manufacturing consumer goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,038
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Real estate and construction [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	35,187
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Agriculture [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,828
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Oil And Gas [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,048
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Mining [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,790
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Forest products [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	627
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Hardware and software [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,061
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Telecommunications and cable [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	425
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Broadcasting, publishing and printing [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	630
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,710
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,957
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Education, health and social services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,907
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	53,714
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	52,924
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,834
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Retail and wholesale [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,853
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Business services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,700
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Manufacturing capital goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,152
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Manufacturing consumer goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,685
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Real estate and construction [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7,856
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Agriculture [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,550
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Oil And Gas [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,606
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Mining [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,692
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Forest products [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	479
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Hardware and software [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	559
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Telecommunications and cable [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,080
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Broadcasting, publishing and printing [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	138
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,425
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,924
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Education, health and social services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,122
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,269
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	12,237
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	11,471
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member] | Business services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	13
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member] | Real estate and construction [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	117
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	20
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member] | Education, health and social services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	610
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	77,696
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	69,145
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Retail and wholesale [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	239
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Business services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	623
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Manufacturing capital goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	456
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Manufacturing consumer goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	197
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Real estate and construction [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,111
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Agriculture [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	22
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Oil And Gas [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	913
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Mining [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	619
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Forest products [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	175
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Hardware and software [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	41
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Telecommunications and cable [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	407
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Broadcasting, publishing and printing [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	401
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,144
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Education, health and social services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	151
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,051
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	26,574
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	14,739
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Retail and wholesale [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	238
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Business services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	176
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Manufacturing capital goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	286
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Manufacturing consumer goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	104
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Real estate and construction [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	650
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Agriculture [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	175
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Oil And Gas [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,246
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Mining [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	225
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Forest products [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	43
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Hardware and software [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	90
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Telecommunications and cable [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	322
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Broadcasting, publishing and printing [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	32
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,341
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,702
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Education, health and social services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	387
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 2,818